Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At December 31, 2020
Cost	$903	$20,758	$16,722	$6,598	$7,919	$52,900
Accumulated depreciation	—	(6,223)	(9,145)	(3,954)	—	(19,322)
Net book value	$903	$14,535	$7,577	$2,644	$7,919	$33,578
Year ended December 31, 2021
Opening net book value	$903	$14,535	$7,577	$2,644	$7,919	$33,578
Additions	45	—	181	740	3,877	4,843
Disposals	—	—	(6)	—	(18)	(24)
Impairment reversal	—	215	—	—	—	215
Depreciation and amortization	—	(373)	(802)	(694)	—	(1,869)
Transfers between classifications	—	(50)	2,162	—	(2,112)	—
Decommissioning and restoration provisions change in estimate	—	250	39	—	—	289
Capitalized borrowing costs	—	115	—	—	255	370
Changes in foreign exchange rates	(4)	(11)	(13)	(2)	10	(20)
Closing net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
At December 31, 2021
Cost	$944	$21,362	$18,716	$7,334	$9,931	$58,287
Accumulated depreciation	—	(6,681)	(9,578)	(4,646)	—	(20,905)
Net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
Year ended December 31, 2022
Opening net book value	$944	$14,681	$9,138	$2,688	$9,931	$37,382
Additions	102	—	389	1,138	4,964	6,593
Disposals	—	—	(25)	—	(5)	(30)
Asset impairment	(37)	(247)	(959)	—	—	(1,243)
Depreciation and amortization	—	(325)	(906)	(630)	—	(1,861)
Transfers between classifications	—	104	1,420	—	(1,524)	—
Decommissioning and restoration provisions change in estimate	—	(743)	(145)	—	—	(888)
Capitalized borrowing costs	—	131	—	—	358	489
Transfers to assets held for sale	(142)	(546)	(735)	—	(129)	(1,552)
Changes in foreign exchange rates	28	235	172	52	718	1,205
Closing net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095
At December 31, 2022
Cost	$895	$20,364	$18,567	$8,596	$14,313	$62,735
Accumulated depreciation	—	(7,074)	(10,218)	(5,348)	—	(22,640)
Net book value	$895	$13,290	$8,349	$3,248	$14,313	$40,095